Prospectus Supplement                                             209754  12/03
dated December 19, 2003 to the prospectuses of all open-end Putnam funds
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On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by certain investment professionals. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings that it willfully violated provisions of the securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings initiated by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. The SEC's and Commonwealth's allegations also serve as the general basis for numerous lawsuits, including purported class action lawsuits, filed against Putnam Management and certain related parties, including certain open-end Putnam funds. Putnam Management has agreed to bear any costs incurred by the Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending actions will have a material adverse impact on the fund is remote, and that the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., Putnam Management's parent company, has engaged counsel to conduct a separate review of Putnam Management's trading policies and controls. Putnam Management has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.


Prospectus Supplement                                              211148  1/04
dated January 28, 2004 to the Class A and Class Y prospectuses of:
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Putnam Growth Funds

Putnam Discovery Growth Fund
Putnam Growth Opportunities Fund
Putnam Health Sciences Trust
Putnam New Opportunities Fund
Putnam OTC & Emerging Growth Fund
Putnam Small Cap Growth Fund (Class Y prospectus only)
Putnam Vista Fund
Putnam Voyager Fund

Putnam Blend Funds

Putnam Capital Appreciation Fund (Class A prospectus only)
Putnam Capital Opportunities Fund
Putnam Investors Fund
Putnam Research Fund
Putnam Tax Smart Equity Fund
Putnam Utilities Growth and Income Fund

Putnam Value Funds

Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Putnam Mid Cap Value Fund
Putnam New Value Fund
Putnam Small Cap Value Fund

Putnam Income Funds

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam U.S. Government Income Trust

Putnam Tax-Free Income Funds

Putnam Arizona Tax Exempt Income Fund
Putnam California Tax Exempt Income Fund
Putnam Florida Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Municipal Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund

Putnam Asset Allocation Funds:

Growth Portfolio
Balanced Portfolio
Conservative Portfolio

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Prospectuses of the funds listed above are supplemented as follows:

Class A shares (not applicable to Putnam Intermediate U.S. Government Income Fund). Effective January 28, 2004, the maximum sales charge for class A shares is reduced to 5.25% (from 5.75%) for Growth Funds, Blend Funds, Value Funds and Asset Allocation Funds and to 4.50% (from 4.75%) for Income Funds and Tax Free Funds. References to the maximum sales charge for class A shares in the sections "Fund summary - Fees and expenses" and "How do I buy fund shares?" are revised accordingly, and information for Class A shares in the table of initial sales charges in the section "How do I buy fund shares?" is replaced with the information below. The table of average annual total returns and the example in the section "Fund summary--Performance information" have not been restated to reflect the reduction in the maximum sales charge for class A shares.

For Growth Funds, Blend Funds, Value Funds and Asset Allocation Funds only:

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                                    Class A sales charge
                                     as a percentage of:
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Amount of purchase                 Net amount    Offering
at offering price ($)               invested      price*
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Under 50,000                         5.54%        5.25%
50,000 but under 100,000             4.17         4.00
100,000 but under 250,000            3.09         3.00
250,000 but under 500,000            2.30         2.25
500,000 but under 1,000,000          2.04         2.00
1,000,000 and above                  NONE         NONE
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For Income Funds only:

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                                    Class A sales charge
                                     as a percentage of:
---------------------------------------------------------------
Amount of purchase                 Net amount    Offering
at offering price ($)               invested      price*
---------------------------------------------------------------
Under 50,000                          4.71%       4.50%
50,000 but under 100,000              4.44        4.25
100,000 but under 250,000             3.36        3.25
250,000 but under 500,000             2.56        2.50
500,000 but under 1,000,000           2.04        2.00
1,000,000 and above                   NONE        NONE
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For Tax Free Funds only:

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                                    Class A sales charge
                                     as a percentage of:
---------------------------------------------------------------
Amount of purchase                 Net amount    Offering
at offering price ($)               invested      price*
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Under 25,000                          4.71%       4.50%
25,000 but under 50,000               4.44        4.25
50,000 but under 100,000              4.44        4.25
100,000 but under 250,000             3.63        3.50
250,000 but under 500,000             2.83        2.75
500,000 but under 1,000,000           2.04        2.00
1,000,000 and above                   NONE        NONE
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*  Offering price includes sales charge.


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Redemption fees. Effective April 19, 2004, the "Shareholder Fees" table and related footnotes in the section entitled "FEES AND EXPENSES" are revised to disclose that a 2.00% redemption fee may apply to any shares purchased on or after April 19, 2004 that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

In addition, effective April 19, 2004, the following paragraph is inserted as the second paragraph in the section entitled "How do I sell fund shares?":

For shares purchased on or after April 19, 2004, the fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 5 days or less. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The redemption fee will not apply in certain circumstances, such as redemptions to pay distributions or loans from defined contribution plans administered by Putnam, redemptions of shares purchased directly with contributions by a plan participant or sponsor or loan repayment. The redemption fee will not apply to redemptions from certain omnibus accounts, or in the event of shareholder death or post-purchase disability. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. Administrators, trustees or sponsors of retirement plans may also impose redemption fees. Please see the SAI for details.

Also, effective April 19, 2004, the following replaces the third paragraph in the section entitled "How do I exchange fund shares?":

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, for shares purchased on or after April 19, 2004, the fund will impose a redemption fee of 2.00% of the total exchange amount (calculated at market value) on exchanges of shares held 5 days or less. In the case of defined contribution plans administered by Putnam, the 2.00% fee applies to exchanges of shares purchased by exchange on or after April 19, 2004 that are held in a plan participant's account for 5 days or less. Administrators, trustees or sponsors of retirement plans may also impose redemption fees.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.


Prospectus Supplement                                              211921  2/04
dated February 27, 2004 to the retail prospectus of all open-end Putnam funds that offer class B shares:
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Effective February 27, 2004, the text accompanying the fifth arrow under the heading "Which class of shares is best for me? - Class B shares" is replaced with the following:

* Orders for class B shares of one or more funds that, when combined with existing balances in accounts eligible to be linked for purposes of determining the sales charge applicable to a purchase of class A shares under a right of accumulation, total at least $100,000 will be treated as order for class A shares or refused.


Prospectus Supplement                                              213166  3/04
dated March 30, 2004 to the prospectuses of all open-end Putnam funds that currently have 2% redemption fee disclosure:
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In the case of defined contribution plans administered by Putnam, the 2% redemption fee described under "Fees and Expenses," "How do I sell fund shares?" and "How do I exchange fund shares?" in the prospectus will be assessed on exchanges of shares purchased by exchange on or after May 3, 2004 that are held in a plan participant's account for 5 days or less.